Acquisition - Summary Of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Sep. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities assumed:
Goodwill		$ 28,916	$ 25,539	$ 25,539
CPN Biosciences, LLC
Assets acquired:
Accounts receivable	$ 1,048
Inventory	1,230
Prepaid expenses and other current assets	1
Property and equipment	85
Intangible assets	13,570
Other assets	4
Total assets acquired	15,938
Liabilities assumed:
Accounts payable	51
Accrued expenses and other current liabilities	240
Total liabilities assumed	291
Total identifiable assets acquired, net	15,647
Total purchase price	19,024
Goodwill	$ 3,377